Current liabilities	12 Months Ended
Dec. 31, 2022
Current liabilities
Current liabilities

Note 15: Current liabilities

15.1 Trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Research and development suppliers	6,669	5,250
General and administrative suppliers	937	1,690
Total trade payables	7,606	6,940

The change in trade payables to research and development suppliers is primarily due to the decrease in the evolution of the debt related to research & development suppliers due to the end of phase 2-3 of the COVA project.

The increase in trade payables to general and administrative suppliers is primarily due to the costs of accounting, auditing and recruitment fees.

15.2 Tax and social liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Personnel expenses	658	855
Social security expenses	1,202	831
Other taxes	138	94
Total tax and social liabilities	1,998	1,780

Liabilities related to social security expenses include social contribution to be paid upon the issuance of the free shares at the term of the vesting period. This social contribution is recognized on a straight-line basis over the vesting period and amounted to €171 thousand as of December 31, 2022 and €310 thousand as of December 31, 2021.

15.3 Other creditors and miscellaneous liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Attendance fees	202	146
Deferred income (1)	175	178
Other	4	4
Total other creditors and miscellaneous liabilities	381	328
(1)	As part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand (see Note 12.1) which has been recorded as deferred income as of December 31, 2022 for €178 thousand (€202 thousand recognized as a grant).